Financial Risk Management - Summary of Breakdown of the Financial Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 2,690	$ 3,180	$ 2,899
Current Trade Receivable [member]
Disclosure of financial assets [line items]
Financial assets	144
Current Trade Receivable [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	41
Current Trade Receivable [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	13
Current Trade Receivable [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	90
Other Current Receivables [member]
Disclosure of financial assets [line items]
Financial assets	7
Other Current Receivables [member] | Less than three months past due [member]
Disclosure of financial assets [line items]
Financial assets	3
Other Current Receivables [member] | Between three and six months past due [member]
Disclosure of financial assets [line items]
Financial assets	1
Other Current Receivables [member] | More than six months past due [member]
Disclosure of financial assets [line items]
Financial assets	$ 3